OTHER EXPENSES (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
OTHER EXPENSES
Contingencies and Non-operating fees	$ 5,377,190	$ 9,959,181	$ 8,866,661
Tax on bank debits	7,669,234	7,006,261	8,219,046
Disposal and write-off of property, plant and equipment	3,025,497	4,800,278	3,979,594
Donations flood repairs northern Chile			214,856
Others	629,550	999,447	702,891
Total other expenses	$ 16,701,471	$ 22,765,167	$ 21,983,048